Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Summary of cash and cash equivalents
	December 31,
	2018	2017
	U.S. dollars in thousands

Cash in banks and on hand	946	1,083
Bank deposits with original maturities of three months or less*	2,309	2,206

	3,255	3,289

*	Deposit with maturity of three months, which bear an interest of 2.27% per annum (in 2017: 1.22%-1.4%).

Summary of currencies cash and cash equivalents are denominated
	December 31,
	2018	2017
	U.S. dollars in thousands

U.S. dollars	3,168	3,172
NIS (not linked to the Israeli CPI)	87	117

	3,255	3,289